Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

15	Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

	At
	30 Jun 2024	31 Dec 2023
	$m	$m
Disposal groups	6,226	115,836
Unallocated impairment losses[1]	(695)	(1,975)
Non-current assets held for sale	290	273
Assets held for sale	5,821	114,134
Liabilities of disposal groups held for sale	5,041	108,406
1  This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups
France retail banking operations
On 1 January 2024, HSBC Continental Europe completed the sale of its retail banking operations in France to CCF, a subsidiary of Promontoria
MMB SAS (‘My Money Group’). The sale also included HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3%
ownership interest in Crédit Logement.
Upon completion and in accordance with the terms of the sale, HSBC Continental Europe received a €0.1bn ($0.1bn) profit participation interest in the ultimate holding company of My Money Group. The associated impacts on initial recognition of this stake at fair value were recognised as part of the pre-tax loss on disposal in 2023, upon the reclassification of the disposal group as held for sale. In accordance with the terms of the sale, HSBC Continental Europe retained a portfolio of €7.1bn ($7.6bn) at the time of sale, consisting of home and certain other loans, in respect of which it may consider on-sale opportunities at a suitable time, and the CCF brand, which it licensed to the buyer under a long-term licence agreement. Additionally, HSBC Continental Europe’s subsidiaries, HSBC Assurances Vie (France) and HSBC Global Asset Management (France),
have entered into distribution agreements with the buyer.
The customer lending balances and associated income statement impacts of the portfolio of retained loans, together with the profit participation interest and the licence agreement of the CCF brand, were reclassified from WPB to Corporate Centre, with effect from 1 January 2024.
Canada banking business
On 28 March 2024, HSBC Overseas Holdings (UK) Limited, a direct subsidiary of HSBC Holdings plc, completed the sale of HSBC Bank Canada to the Royal Bank of Canada.
The completion of the transaction resulted in a gain on sale of $4.8bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn in other reserves losses. The gain on sale also included $0.3bn in fair value gains recognised on the related foreign exchange hedges in the first quarter of 2024. There was no tax on the gain recognised at completion due to the substantial shareholding exemption rule in the UK.
Following the completion of this transaction, the Board approved a special dividend of $0.21 per share, which was paid in June 2024 alongside the first interim dividend.
Argentina business
On 9 April 2024, HSBC Latin America B.V. entered into a binding agreement to sell its business in Argentina to Grupo Financiero Galicia
(‘Galicia‘).
Galicia will acquire all of HSBC Argentina’s business covering banking, asset management and insurance, together with $100m of subordinated debt issued by HSBC Argentina and held by HSBC Latin America Holdings (UK) Limited for a base consideration of $550m. The consideration will be adjusted for the results of the business and fair value gains or losses on HSBC Argentina’s securities portfolios during the period between 31 December 2023 and closing.
HSBC expects to receive the purchase consideration in a combination of cash and Galicia’s American Depositary Receipts (‘ADRs‘), with ADRs accounting for around half of the consideration received and representing less than a 10% economic interest in Galicia. The transaction is subject to conditions, including regulatory approval, and is expected to be completed in the second half of 2024.
At 31 March 2024, given the advanced stage of agreement on deal terms and that completion was expected within 12 months, our investment in HSBC Argentina met the criteria to be classified as held for sale in accordance with IFRS 5. At 30 June 2024, total assets of $5.9bn and total liabilities of $4.1bn were classified as held for sale, and we recognised a $1.2bn pre-tax loss in the first half of 2024. There was no tax deduction on the loss recognised. At closing, cumulative foreign currency translation reserves and other reserves will recycle to the income statement. At
30 June 2024, foreign currency translation reserve and other reserve losses stood at $5.0bn.
Between signing and closing, the loss on sale will vary by changes in the net asset value of the disposed business and associated hyperinflation and foreign currency translation, and the fair value of consideration including price adjustments and migration costs.
Other disposals
On 30 May 2024, HSBC Europe BV, a wholly-owned subsidiary of HSBC Bank plc, completed the sale of HSBC Bank (RR) (Limited Liability
Company) to Expobank. Foreign currency translation reserve losses of $0.1bn were recognised in the income statement upon completion.
On 6 February 2024, following a strategic review of our operations in Armenia, HSBC Europe BV reached an agreement for the sale of HSBC
Bank Armenia to Ardshinbank. This resulted in a loss on classification to held for sale of $0.1bn. The transaction is subject to regulatory approvals. As part of this transaction, all staff members of HSBC Armenia will transfer to Ardshinbank at completion, and the transfer will include all customer relationships held by HSBC Armenia at that time. The transaction is expected to complete in the second half of 2024.
On 13 November 2023, the Hongkong and Shanghai Banking Corporation Limited (acting through its Mauritius branch) entered into an agreement with ABSA Bank (Mauritius) Limited, a wholly-owned subsidiary of ABSA Bank Group Limited, to sell its Wealth and Personal
Banking business in Mauritius. The sale completed on 6 July 2024 and the financial impact was not significant for the Group.
At 30 June 2024, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	Argentina	Armenia	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	244	64	—	308
Trading assets	176	1	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	412	—	—	412
Derivatives	3	—	—	3
Loans and advances to banks	616	15	—	631
Loans and advances to customers	1,559	478	216	2,253
Reverse repurchase agreements – non-trading	175	33	1	209
Financial investments[1]	1,788	71	—	1,859
Prepayments, accrued income and other assets	338	25	11	374
Total assets at 30 Jun 2024	5,311	687	228	6,226

Liabilities of disposal groups held for sale
Deposits by banks	8	1	—	9
Customer accounts	3,077	457	503	4,037
Repurchase agreements – non-trading	1	—	—	1
Derivatives	1	—	—	1
Accruals, deferred income and other liabilities	974	16	3	993
Total liabilities at 30 Jun 2024	4,061	474	506	5,041

Expected date of completion	Second half of 2024	Second half of 2024
Operating segment	All global businesses	All global businesses
1  Includes financial investments measured at fair value through other comprehensive income of $1,767m and debt instruments measured at amortised cost of
$92m.

	Canada	Retail banking operations in France	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	5,370	226	—	5,596
Trading assets	2,465	—	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15	49	—	64
Derivatives	528	—	—	528
Loans and advances to banks	154	10,333	—	10,487
Loans and advances to customers	56,129	16,902	254	73,285
Reverse repurchase agreements – non-trading	2,723	—	—	2,723
Financial investments[1]	16,978	33		17,011
Goodwill	225	—		225
Prepayments, accrued income and other assets	3,318	132	2	3,452
Total assets at 31 Dec 2023	87,905	27,675	256	115,836

Liabilities of disposal groups held for sale
Trading liabilities	1,417	—	—	1,417
Deposits by banks	78	—	—	78
Customer accounts	63,001	22,307	642	85,950
Repurchase agreements – non-trading	2,768	—	—	2,768
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	608	7	—	615
Debt securities in issue	7,707	1,377	—	9,084
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,916	196	4	6,116
Total liabilities at 31 Dec 2023	81,503	26,257	646	108,406
1  Includes financial investments measured at fair value through other comprehensive income of $9,385m and debt instruments measured at amortised cost of
$7,624m.
Business acquisitions
In October 2023, HSBC Global Asset Management Singapore Limited, a wholly-owned subsidiary of The Hongkong and Shanghai Banking
Corporation Limited, entered into an agreement to acquire 100% of the shares of SilkRoad Property Partners Pte Ltd (‘SilkRoad’) and for HSBC
Global Asset Management Limited to acquire SilkRoad’s affiliated General Partner entities. SilkRoad is a Singapore headquartered Asia-Pacific-
focused, real estate investment manager. The acquisition was completed on 31 January 2024.
In October 2023, HSBC Bank (China) Company Limited, a wholly-owned subsidiary of The Hongkong and Shanghai Banking Corporation Limited,
entered into an agreement to acquire Citibank China’s retail wealth management portfolio in mainland China. The portfolio comprises assets under management and deposits, and the associated wealth customers. The acquisition was completed on 7 June 2024.
In accordance with IFRS 3, the amounts recognised for both acquisitions at 30 June 2024 remain provisional until expiry of the measurement period.